NATURE OF BUSINESS AND GOING CONCERN (Tables)	12 Months Ended
Sep. 30, 2022
NATURE OF BUSINESS AND GOING CONCERN
Schedule of carrying amount and classification of the assets and liabilities
	As of September 30,
	2022	2021
Assets
Cash	$0	$2,961
Prepayment and other assets	0	29,143
Property and equipment, net	0	19,240
Total assets of VIEs	$0	$51,344
Liabilities
Accrued liabilities and other payable	$0	$447,869
Due to VIE holding companies	0	19,316
Due to related parties	0	2,232,617
Total liabilities of VIEs	$0	$2,699,802

Schedule of remaining subsidiary of the Company
Name	Date of Incorporation	Place of Incorporation	Percentage of Interest	Principal Activities	Nature of company
Dagola Inc.	January 28, 2022	U.S.	100%	Cooking oil distribution	Subsidiary